S000000605 [Member] Expense Example, No Redemption - Nuveen Multi Cap Value Fund	Jun. 30, 2026 USD ($)
Nuveen Multi Cap Value Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 680
Expense Example, No Redemption, 3 Years	912
Expense Example, No Redemption, 5 Years	1,169
Expense Example, No Redemption, 10 Years	1,902
Nuveen Multi Cap Value Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	589
Expense Example, No Redemption, 5 Years	1,023
Expense Example, No Redemption, 10 Years	2,232
Nuveen Multi Cap Value Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	492
Expense Example, No Redemption, 10 Years	$ 1,108